Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 73,691	$ 70,749	$ 69,906
Stock-based compensation	1,075	1,180	1,904
Reserves and allowances	261	463	229
U.S. tax credits and other credits	12,692	12,550	12,270
Capitalized research and development expenditures	6,881	8,825	9,750
Operating lease right-of-use assets	0	(1)	(32)
Operating lease liabilities	0	2	33
Other	44	94	129
Total deferred tax assets	94,644	93,862	94,189
Valuation allowance	(94,644)	(93,862)	(94,189)
Net deferred tax assets	$ 0	$ 0	$ 0